Capital Withdrawal Payable To General Partner	12 Months Ended
Dec. 31, 2019
Capital Withdrawal Payable To General Partner [Abstract]
Capital Withdrawal Payable To General Partner

8.    CAPITAL WITHDRAWAL PAYABLE TO GENERAL PARTNER

At December 31, 2019 and 2018, capital withdrawals payable were $1,056,135 and $212,143, respectively. At December 31, 2019, the capital withdrawal payable was related solely to profit share allocated to the General Partner.